Statements of Consolidated Income (USD $) In Thousands, except Per Share data	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Statements of Consolidated Income [Abstract]
Net sales	$ 1,188,883	$ 1,047,312	$ 4,825,743	$ 4,605,289	$ 3,757,933
Cost of products sold	747,373	629,424	2,973,137	2,814,729	2,506,504
Cost of products sold - restructuring	9,666	9,453	54,089	3,870	0
Cost of products sold - merger and integration	760	0
Gross Profit	431,084	408,435	1,798,517	1,786,690	1,251,429
Selling, distribution, and administrative expenses	216,552	203,261	863,114	878,221	673,565
Amortization	20,235	18,497	73,844	73,657	38,823
Impairment charges			17,599	11,658	1,491
Merger and integration costs	4,685	2,656	11,194	33,692	72,666
Other restructuring costs	9,897	18,104	47,868	1,841	10,229
Other operating expense (income) - net	(988)	750	626	(3,288)	2,380
Operating Income	180,703	165,167	784,272	790,909	452,275
Interest income	302	433	2,512	2,793	6,993
Interest - net	(15,422)	(16,539)	(69,594)	(65,187)	(62,478)
Other (expense) income - net	1,243	693	(26)	2,238	(725)
Income Before Income Taxes	166,826	149,754	717,164	730,753	396,065
Income taxes	55,303	46,873	237,682	236,615	130,112
Net Income	$ 111,523	$ 102,881	$ 479,482	$ 494,138	$ 265,953
Earnings per common share:
Net Income, in USD per share	$ 0.98	$ 0.86	$ 4.06	$ 4.15	$ 3.11
Net Income - Assuming Dilution, in USD per share	$ 0.98	$ 0.86	$ 4.05	$ 4.15	$ 3.11
Dividend declared per common share	$ 0.48	$ 0.40	$ 1.68	$ 1.45	$ 6.31